CONCENTRATIONS	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
  14 — CONCENTRATIONS

During the year ended December 31, 2013, the Company recorded individual sales of $83,000 (20%), $158,000 (39%) and $114,000 (28%) in excess of 10% of the Company’s total sales.

At December 31, 2013, approximately 79% of net accounts receivable was due from three customers and 37% of net accounts receivable was due from one customer.

During the year ended December 31, 2013, approximately 15% of the Company’s inventory purchases were derived from one vendor.